Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Small Cap Value Discovery Fund

Portfolio of Investments
Columbia Small Cap Value Discovery Fund, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Small Cap Value Discovery Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks 98 .9%
Communication Services 1.6%
Entertainment 0.1%
Gaia, Inc.
(a)
733,271 1,356,551
Playstudios, Inc.
(a)
2,530,384 1,531,895
Total 2,888,446
Interactive Media & Services 0.5%
fuboTV, Inc., Class A
(a)
705,615 6,244,693
Webtoon Entertainment, Inc.
(a)
759,273 6,924,570
Total 13,169,263
Media 1.0%
Criteo SA
(a)
424,460 9,261,717
DoubleVerify Holdings, Inc.
(a)
1,205,590 13,562,887
Total 22,824,604
Total Communication Services 38,882,313
Consumer Discretionary 11.5%
Automobile Components 1.3%
Fox Factory Holding Corp.
(a)
317,470 5,714,460
Gentherm, Inc.
(a)
318,971 12,943,843
Versigent PLC
(a)
334,410 13,827,854
Total 32,486,157
Automobiles 0.5%
Thor Industries, Inc. 177,160 13,281,685
Distributors 0.4%
Educational Development Corp.
(a)
390,779 539,275
Gold.com, Inc. 218,310 9,029,302
Total 9,568,577
Household Durables 4.6%
Bassett Furniture Industries, Inc. 259,252 4,918,010
Beazer Homes USA, Inc.
(a)
246,850 7,923,885
Cavco Industries, Inc.
(a)
27,427 15,003,392
Century Communities, Inc. 227,429 15,274,132
Ethan Allen Interiors, Inc. 233,433 5,228,899
Hamilton Beach Brands Holding Co., Class A 362,913 8,343,370
Helen of Troy Ltd.
(a)
440,059 12,158,830
Hooker Furnishings Corp. 442,032 6,175,187
Legacy Housing Corp.
(a)
333,186 8,749,464
Meritage Homes Corp. 373,370 26,210,575
Universal Electronics, Inc.
(a),(b)
847,868 3,883,235
Total 113,868,979
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Leisure Products 0.9%
Polaris, Inc. 323,668 21,711,649
Specialty Retail 2.2%
Advance Auto Parts, Inc. 381,609 21,194,564
America's Car-Mart, Inc.
(a)
391,610 1,249,236
Brilliant Earth Group, Inc., Class A 622,924 654,070
Designer Brands, Inc., Class A 935,334 5,649,417
National Vision Holdings, Inc.
(a)
730,222 16,094,093
OneWater Marine, Inc., Class A
(a)
470,807 5,767,386
Zumiez, Inc.
(a)
227,024 4,465,562
Total 55,074,328
Textiles, Apparel & Luxury Goods 1.6%
Carter's, Inc. 289,320 11,159,072
Culp, Inc.
(a),(b)
687,729 2,393,297
Fossil Group, Inc.
(a)
919,584 4,551,941
Movado Group, Inc. 435,572 16,630,139
Oxford Industries, Inc. 145,420 5,514,326
Total 40,248,775
Total Consumer Discretionary 286,240,150
Consumer Staples 4.1%
Beverages 0.8%
Boston Beer Co., Inc., Class A
(a)
81,706 14,968,539
MGP Ingredients, Inc. 311,557 5,514,559
Total 20,483,098
Consumer Staples Distribution & Retail
1.0%
Andersons, Inc. 238,447 16,877,279
Grocery Outlet Holding Corp.
(a)
843,570 7,752,408
Total 24,629,687
Food Products 0.9%
Del Monte Corp. 1,708 50,745
Dole PLC 783,151 11,073,755
John B Sanfilippo & Son, Inc. 95,550 7,907,718
Limoneira Co. 362,320 4,699,290
Total 23,731,508
Personal Care Products 1.4%
Coty, Inc., Class A
(a)
5,244,190 14,421,523
Edgewell Personal Care Co. 545,216 14,824,423

Portfolio of Investments
(continued)
Columbia Small Cap Value Discovery Fund, July 31, 2026 (Unaudited)
Columbia Small Cap Value Discovery Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Honest Co., Inc.
(a)
1,122,160 4,095,884
Total 33,341,830
Total Consumer Staples 102,186,123
Energy 6.5%
Energy Equipment & Services 2.2%
Atlas Energy Solutions, Inc. 763,900 8,242,481
Core Laboratories, Inc. 425,000 4,522,000
DMC Global, Inc.
(a)
902,243 6,081,118
National Energy Services Reunited Corp.
(a)
534,770 14,417,399
Natural Gas Services Group, Inc. 202,820 7,431,325
Pason Systems, Inc. 625,110 5,529,382
TETRA Technologies, Inc.
(a)
1,047,162 8,063,147
Total 54,286,852
Oil, Gas & Consumable Fuels 4.3%
Delek U.S. Holdings, Inc. 280,730 19,053,145
FutureFuel Corp. 988,538 4,893,263
Green Plains, Inc.
(a)
526,880 8,877,928
Infinity Natural Resources, Inc., Class A
(a)
524,790 6,906,236
Kinetik Holdings, Inc. 378,326 19,131,946
PBF Energy, Inc., Class A 371,700 26,866,477
Talos Energy, Inc.
(a)
918,872 13,948,477
W&T Offshore, Inc. 2,489,536 8,937,434
Total 108,614,906
Total Energy 162,901,758
Financials 21.1%
Banks 8.4%
Banc of California, Inc. 1,125,040 21,544,516
Bank of Marin Bancorp 277,167 8,082,190
BankUnited, Inc. 485,466 22,646,989
CNB Financial Corp. 272,761 9,573,911
Firstsun Capital Bancorp
(a)
411,046 15,899,259
Flagstar Bank NA 2,370,850 33,713,486
Hilltop Holdings, Inc. 364,288 14,367,519
MVB Financial Corp. 190,592 5,841,645
Northpointe Bancshares, Inc. 318,610 5,575,675
Northrim BanCorp, Inc. 206,852 5,483,647
Provident Financial Holdings, Inc. 213,432 3,790,552
Riverview Bancorp, Inc. 658,604 3,490,601
SB Financial Group, Inc. 163,721 4,302,588
Shore Bancshares, Inc. 291,670 7,145,915
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Southern First Bancshares, Inc.
(a)
165,652 10,336,685
Towne Bank 370,902 14,060,895
WaFd, Inc. 563,639 20,725,006
Western New England Bancorp, Inc. 522,249 6,752,680
Total 213,333,759
Capital Markets 0.4%
Donnelley Financial Solutions, Inc.
(a)
185,680 8,782,664
Financial Services 7.5%
Alerus Financial Corp. 217,446 7,234,428
Bladex, Inc. 238,868 13,985,721
Essent Group Ltd. 444,440 29,315,263
Euronet Worldwide, Inc.
(a)
230,726 16,457,686
EVERTEC, Inc. 514,684 15,666,981
Flywire Corp.
(a)
756,310 12,108,523
Pagseguro Digital Ltd., Class A 925,500 8,921,820
Payoneer Global, Inc.
(a)
1,866,428 13,382,289
PennyMac Financial Services, Inc. 277,900 20,956,439
Security National Financial Corp., Class A
(a)
607,757 5,694,683
UWM Holdings Corp. 7,983,610 14,530,170
Walker & Dunlop, Inc. 324,020 16,100,554
Western Union Co. 1,771,170 11,264,641
Total 185,619,198
Insurance 2.7%
F&G Annuities & Life, Inc. 738,580 21,101,230
Global Indemnity Group LLC, Class A 268,097 7,372,668
Greenlight Capital Re Ltd., Class A
(a)
516,143 8,593,781
Horace Mann Educators Corp. 272,541 14,202,112
Neptune Insurance Holdings, Inc., Class A
(a)
529,458 16,789,113
Total 68,058,904
Mortgage Real Estate Investment 2.1%
ARMOUR Residential REIT, Inc. 1,050,070 17,294,653
Dynex Capital, Inc. 1,724,180 21,914,328
Orchid Island Capital, Inc. 1,267,580 8,226,594
Redwood Trust, Inc. 1,376,770 6,291,839
Total 53,727,414
Total Financials 529,521,939
Health Care 8.6%
Biotechnology 1.2%
Allogene Therapeutics, Inc.
(a)
1,798,280 3,380,766
Annexon, Inc.
(a)
1,390,319 7,083,676

Portfolio of Investments
(continued)
Columbia Small Cap Value Discovery Fund, July 31, 2026 (Unaudited)
Columbia Small Cap Value Discovery Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Atossa Therapeutics, Inc.
(a)
201,434 416,968
Immix Biopharma, Inc.
(a)
483,630 4,023,802
Olema Pharmaceuticals, Inc.
(a)
545,560 6,246,662
Protara Therapeutics, Inc.
(a)
758,070 2,971,634
Solid Biosciences, Inc.
(a)
449,526 3,623,180
Verastem, Inc.
(a)
260,400 1,510,320
Total 29,257,008
Health Care Equipment & Supplies 2.5%
CONMED Corp. 166,674 7,717,006
Embecta Corp. 1,362,130 4,958,153
Inogen, Inc.
(a)
644,211 4,155,161
Neogen Corp.
(a)
1,425,981 17,168,811
Teleflex, Inc. 169,440 23,164,143
Varex Imaging Corp.
(a)
481,853 5,391,935
Total 62,555,209
Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc.
(a)
437,640 12,962,897
AdaptHealth Corp.
(a)
659,413 7,121,660
Ardent Health, Inc.
(a)
1,028,221 10,971,118
Fulgent Genetics, Inc.
(a)
396,579 6,563,382
PACS Group, Inc.
(a)
583,718 26,856,866
Viemed Healthcare, Inc.
(a)
566,630 6,612,572
Total 71,088,495
Health Care Technology 0.8%
Certara, Inc.
(a)
1,279,300 10,362,330
Teladoc Health, Inc.
(a)
1,385,290 9,295,296
Total 19,657,626
Life Sciences Tools & Services 0.8%
Azenta, Inc.
(a)
486,224 13,677,481
Codexis, Inc.
(a)
2,659,635 3,723,489
Quanterix Corp.
(a)
689,236 2,398,541
Total 19,799,511
Pharmaceuticals 0.5%
ANI Pharmaceuticals, Inc.
(a)
89,134 7,062,978
Phathom Pharmaceuticals, Inc.
(a)
554,280 4,849,950
Total 11,912,928
Total Health Care 214,270,777
Industrials 15.5%
Air Freight & Logistics 0.3%
Radiant Logistics, Inc.
(a)
990,781 8,164,035
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Building Products 1.6%
Louisiana-Pacific Corp. 236,990 17,165,186
UFP Industries, Inc. 258,675 22,437,469
Total 39,602,655
Commercial Services & Supplies 1.5%
ACCO Brands Corp. 1,024,582 4,323,736
Healthcare Services Group, Inc.
(a)
582,506 13,572,390
HNI Corp. 448,082 20,168,171
Total 38,064,297
Electrical Equipment 0.4%
GrafTech International Ltd.
(a)
277,410 1,864,195
Shoals Technologies Group, Inc., Class A
(a)
988,780 8,641,937
Total 10,506,132
Ground Transportation 2.3%
ArcBest Corp. 148,430 21,425,871
Heartland Express, Inc. 708,516 8,665,151
Marten Transport Ltd. 673,370 9,959,142
Werner Enterprises, Inc. 460,120 17,217,690
Total 57,267,854
Machinery 4.0%
Eastern Co. 153,910 3,650,745
Energy Recovery, Inc.
(a)
473,396 4,094,875
Hurco Cos., Inc.
(a)
214,335 4,466,741
JBT Marel Corp. 243,821 33,761,895
Omega Flex, Inc. 160,586 4,730,864
Taylor Devices, Inc.
(a)
94,980 4,875,323
Terex Corp. 518,550 32,585,682
Twin Disc, Inc. 74,104 1,690,312
Wabash National Corp. 821,540 10,318,542
Total 100,174,979
Marine Transportation 1.2%
Costamare Bulkers Holdings Ltd.
(a)
298,024 5,829,349
Costamare, Inc. 641,770 9,998,777
Kirby Corp.
(a)
111,535 14,626,700
Total 30,454,826
Passenger Airlines 0.8%
Alaska Air Group, Inc.
(a)
401,990 19,074,426
Professional Services 3.4%
IBEX Holdings Ltd.
(a)
221,682 7,834,242
ICF International, Inc. 204,190 16,523,055
Korn Ferry 256,965 21,140,511

Portfolio of Investments
(continued)
Columbia Small Cap Value Discovery Fund, July 31, 2026 (Unaudited)
Columbia Small Cap Value Discovery Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Legalzoom.com, Inc.
(a)
1,118,406 8,801,855
Parsons Corp.
(a)
512,850 22,673,098
Verra Mobility Corp.
(a)
1,490,010 7,882,153
Total 84,854,914
Total Industrials 388,164,118
Information Technology 8.1%
Communications Equipment 0.5%
NetScout Systems, Inc.
(a)
325,920 13,255,166
Electronic Equipment, Instruments &
Components 4.5%
Airgain, Inc.
(a)
560,806 3,247,067
Crane NXT Co. 339,040 17,613,128
Insight Enterprises, Inc.
(a)
108,970 14,049,502
Itron, Inc.
(a)
264,400 26,350,103
Luna Innovations, Inc.
(a)
1,576,939 1,971,174
Methode Electronics, Inc. 1,259,306 17,617,691
Vishay Precision Group, Inc.
(a)
63,156 5,813,510
Vontier Corp. 750,620 24,117,421
Total 110,779,596
IT Services 0.9%
Commerce.com, Inc.
(a)
1,353,270 4,235,735
Everforth, Inc.
(a)
487,609 13,867,600
Grid Dynamics Holdings, Inc.
(a)
662,670 4,565,796
Total 22,669,131
Semiconductors & Semiconductor
Equipment 0.1%
Valens Semiconductor Ltd.
(a)
1,185,450 1,861,157
Software 1.9%
Cognyte Software Ltd.
(a)
600,172 5,365,537
Dolby Laboratories, Inc., Class A 416,906 24,518,242
N-able, Inc.
(a)
1,131,400 5,294,952
nCino, Inc.
(a)
701,134 12,942,934
Upland Software, Inc.
(a)
107,093 466,925
Total 48,588,590
Technology Hardware, Storage &
Peripherals 0.2%
Turtle Beach Corp.
(a)
343,790 4,211,428
Total Information Technology 201,365,068
Materials 7.1%
Chemicals 2.8%
Aspen Aerogels, Inc.
(a)
1,101,870 5,101,658
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Chemours Co. 729,282 12,113,374
Ecovyst, Inc.
(a)
1,031,250 12,436,875
Koppers Holdings, Inc. 171,758 8,419,577
Minerals Technologies, Inc. 242,740 18,506,498
Stepan Co. 203,070 13,024,910
Total 69,602,892
Containers & Packaging 0.7%
Greif, Inc., Class A 204,117 17,666,326
Metals & Mining 3.3%
Ampco-Pittsburgh Corp.
(a)
633,493 5,093,284
Centerra Gold, Inc. 884,620 15,208,005
Compass Minerals International, Inc.
(a)
279,640 8,204,638
Ferroglobe PLC 1,519,035 4,830,531
Metallus, Inc.
(a)
469,628 9,448,915
Ryerson Holding Corp. 526,665 14,636,020
Sunshine Silver Mining & Refining Co.
(a)
565,413 8,124,985
Torex Gold Resources, Inc. 323,762 12,459,935
Vizsla Silver Corp.
(a)
9,000 28,120
Vizsla Silver Corp.
(a)
1,735,237 5,421,649
Total 83,456,082
Paper & Forest Products 0.3%
Clearwater Paper Corp.
(a)
176,783 3,717,746
Magnera Corp.
(a)
324,737 4,302,766
Total 8,020,512
Total Materials 178,745,812
Real Estate 13.6%
Diversified REITs 0.9%
AH Realty Trust, Inc. 1,133,570 7,889,647
American Assets Trust, Inc. 655,300 15,458,527
Total 23,348,174
Health Care REITs 0.3%
Community Healthcare Trust, Inc. 392,320 7,183,379
Hotel & Resort REITs 2.0%
Chatham Lodging Trust 550,190 7,334,033
Park Hotels & Resorts, Inc. 1,183,870 17,829,082
RLJ Lodging Trust 1,973,590 24,176,477
Total 49,339,592
Industrial REITs 0.7%
Americold Realty Trust, Inc. 1,329,204 18,728,484
Office REITs 3.9%
Brandywine Realty Trust 3,099,799 9,423,389

Portfolio of Investments
(continued)
Columbia Small Cap Value Discovery Fund, July 31, 2026 (Unaudited)
Columbia Small Cap Value Discovery Fund | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
COPT Defense Properties 594,530 22,568,359
Douglas Emmett, Inc. 1,251,080 14,787,766
Empire State Realty Trust, Inc., Class A 1,850,650 9,364,289
Highwoods Properties, Inc. 619,650 20,529,005
Hudson Pacific Properties, Inc.
(a)
669,200 9,214,884
Piedmont Realty Trust, Inc.
(a)
1,188,891 11,520,354
Total 97,408,046
Real Estate Management & Development
2.0%
Cushman & Wakefield Ltd.
(a)
1,520,977 20,411,512
Douglas Elliman, Inc.
(a)
2,589,951 4,377,017
Forestar Group, Inc.
(a)
367,056 10,332,626
Newmark Group, Inc., Class A 940,542 14,103,427
Total 49,224,582
Retail REITs 1.5%
FrontView REIT, Inc. 293,414 5,968,041
Kite Realty Group Trust 906,320 25,938,878
Saul Centers, Inc. 150,338 5,122,016
Total 37,028,935
Specialized REITs 2.3%
Four Corners Property Trust, Inc. 637,850 16,328,960
Rayonier, Inc. 1,310,390 28,540,294
Safehold, Inc. 789,160 12,768,609
Total 57,637,863
Total Real Estate 339,899,055
Utilities 1.2%
Gas Utilities 1.2%
National Fuel Gas Co. 283,450 23,330,769
RGC Resources, Inc. 325,462 6,964,887
Total 30,295,656
Total Utilities 30,295,656
Total Common Stocks
(Cost $ 2,049,685,830 ) 2,472,472,769
Exchange-Traded Funds 0 .4%
Equity Funds 0.4%
iShares Russell 2000 Value ETF 44,493 9,843,631
Total Exchange-Traded Funds
(Cost $ 9,850,468 ) 9,843,631
. Shares
.....
Value ($)
Money Market Funds 0 .9%
Columbia Short-Term Cash Fund, 3.813%
(b),(c)
21,500,159 21,487,259
1 1 1
Total Money Market Funds
(Cost $ 21,487,083 ) 21,487,259
Total Investments in Securities
(Cost $ 2,081,023,381 ) 2,503,803,659
Other Assets & Liabilities, Net (4,444,179)
Net Assets 2,499,359,480

Portfolio of Investments
(continued)
Columbia Small Cap Value Discovery Fund, July 31, 2026 (Unaudited)
Columbia Small Cap Value Discovery Fund | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
17,274,584
267,261,957
(263,049,345)

21,487,259
—
(1,214)
151,181
21,500,159
1
Culp, Inc.
—
*
184,819
—
125,990
2,393,297
—
—
—
687,729
1
Universal Electronics, Inc.
2,738,458
898,141
—
246,636
3,883,235
—
—
—
847,868
1
Total
20,013,042
268,344,917
(263,049,345)
372,689
27,763,791
—
(1,214)
151,181
23,035,756
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(a) Non-income producing investment.
(b) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
July 31, 2026 are as follows:
* Issuer was not an affiliate at the beginning of period.
(c) The rate shown is the seven-day current annualized yield at July 31, 2026.
Abbreviation Legend
REIT Real Estate Investment Trust

1QT287_(09/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.